                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/08
ss
Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:
Name:    TA Associates, Inc.
Address: 200 Clarendon St 56th Floor
         Boston, MA 02116

Form 13F File Number: 28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas P. Alber
Title: Chief Financial Officer
Phone: 617.574.6735

Signature, Place, and Date of Signing:


/s/ Thomas P. Alber     Boston, MA    5/14/08
-------------------   -------------   -------
    [Signature]       [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]
     Form 13F File Number   Name
     28-
     --------------------   ----

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  98,061,911
Form 13F Information Table Value Total: $ 1,288,561
                                        (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number   Name
           28-
     ---   --------------------   ----

                                    Form 13F

Page 1 of 1              Name of Reporting Manager: TA Associates, Inc. 03/31/08

                                                                                       Item 6:
                                                                               Investment Discretion            (SEC USE ONLY)
                                                                               ---------------------
                                                                                       (b)                          Item 8:
                                                                                     Shared-                        Voting
                                                                      Item 5:          As             Item 7: Authority (Shares)
                                 Item 2:   Item 3:       Item 4:    Shares of        Defined   (c)   Managers ------------------
           Item 1:              Title of    CUSIP      Fair Market   Principal  (a)    in    Shared-   See      (a)   (b)  (c)
      Name of Issuer              Class     Number        Value       Amount   Sole Instr. V  Other  Instr. V  Sole Shared None
------------------------------- -------- ----------- -------------- ---------- ---- -------- ------- --------  ---- ------ ----
Cardtronics Inc.                 Common  14161H 10 8 $   85,447,223 12,259,286   X                              X
Clayton Holdings Inc.            Common  18418N 10 7 $   38,434,173  8,283,227   X                              X
Eagle Test Systems Inc.          Common  270006 10 9 $   64,617,882  6,154,084   X                              X
IPG Photonics Corp.              Common  44980X 10 9 $   35,159,690  2,240,898   X                              X
Lumber Liquidators Inc.          Common  55003Q 10 3 $   62,384,721  5,885,351   X                              X
MetroPCS Communications Inc.     Common  591708 10 2 $  640,853,522 37,697,266   X                              X
Monotype Imaging Holdings Inc.   Common  61022P 10 0 $  258,942,880 17,137,186   X                              X
PROS Holdings Inc.               Common  74346Y 10 3 $   42,176,421  3,360,671   X                              X
RiskMetrics Group, Inc.          Common  767735 10 3 $   11,727,358    606,065   X                              X
Tempur-Pedic International Inc.  Common  88023U 10 1 $   48,816,647  4,437,877   X                              X
   COLUMN TOTALS                                      1,288,560,517 98,061,911